SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Metal sales	$ 3,455.1	$ 2,599.6
Cost of sales
Production cost of sales	1,805.7	1,218.3
Depreciation, depletion and amortization	784.0	695.7
Impairment charges and asset derecognition - net	350.0	144.5
Total cost of sales	2,939.7	2,058.5
Gross profit	515.4	541.1
Other operating expense (income)	113.8	266.4
Exploration and business development	154.1	88.2
General and administrative	129.8	114.4
Operating earnings	117.7	72.1
Other income - net	64.4	83.6
Finance income	18.3	10.8
Finance expense	(93.7)	(82.2)
Earnings from continuing operations before tax	106.7	84.3
Property, plant and equipment	7,741.4	7,617.7
Total assets	10,396.4	10,428.1
Capital expenditures	832.8	1,020.6
Corporate and other
Revenue
Metal sales	5.7	5.0
Cost of sales
Production cost of sales	2.1	2.0
Depreciation, depletion and amortization	6.4	7.2
Total cost of sales	8.5	9.2
Gross profit	(2.8)	(4.2)
Other operating expense (income)	64.6	79.0
Exploration and business development	61.3	65.1
General and administrative	129.8	114.4
Operating earnings	(258.5)	(262.7)
Property, plant and equipment	645.9	608.7
Total assets	1,258.6	1,087.3
Capital expenditures	44.4	42.4
Discontinued operations.
Cost of sales
Property, plant and equipment		921.5
Total assets		1,557.8
Capital expenditures		114.1
Maricunga
Revenue
Metal sales	5.7	5.0
Cost of sales
Operating earnings	40.0	17.8
Operating loss includes net reclamation expense	26.8	3.6
Operating segments | Fort Knox
Revenue
Metal sales	521.7	473.3
Cost of sales
Production cost of sales	350.7	267.2
Depreciation, depletion and amortization	109.7	109.8
Total cost of sales	460.4	377.0
Gross profit	61.3	96.3
Other operating expense (income)	(3.1)	0.7
Exploration and business development	5.5	3.7
Operating earnings	58.9	91.9
Property, plant and equipment	424.1	429.5
Total assets	826.1	749.8
Capital expenditures	92.3	126.7
Operating segments | Round Mountain
Revenue
Metal sales	407.3	466.6
Cost of sales
Production cost of sales	309.2	235.9
Depreciation, depletion and amortization	60.5	65.2
Impairment charges and asset derecognition - net	350.0
Total cost of sales	719.7	301.1
Gross profit	(312.4)	165.5
Other operating expense (income)	5.2	51.3
Exploration and business development	10.0	5.6
Operating earnings	(327.6)	108.6
Property, plant and equipment	588.7	829.3
Total assets	827.1	1,074.4
Capital expenditures	109.6	140.7
Operating segments | Bald Mountain
Revenue
Metal sales	386.0	352.1
Cost of sales
Production cost of sales	208.8	177.5
Depreciation, depletion and amortization	176.0	195.9
Impairment charges and asset derecognition - net		144.5
Total cost of sales	384.8	517.9
Gross profit	1.2	(165.8)
Other operating expense (income)	2.0	1.7
Exploration and business development	4.8	7.2
Operating earnings	(5.6)	(174.7)
Property, plant and equipment	305.8	392.4
Total assets	500.0	586.5
Capital expenditures	100.8	40.1
Operating segments | Paracatu
Revenue
Metal sales	1,021.5	987.9
Cost of sales
Production cost of sales	497.6	412.1
Depreciation, depletion and amortization	185.5	180.6
Total cost of sales	683.1	592.7
Gross profit	338.4	395.2
Other operating expense (income)	5.6	9.9
Exploration and business development	1.9	0.9
Operating earnings	330.9	384.4
Property, plant and equipment	1,623.1	1,665.2
Total assets	1,973.8	2,016.6
Capital expenditures	132.6	112.6
Operating segments | Tasiast
Revenue
Metal sales	935.0	314.7
Cost of sales
Production cost of sales	380.1	123.6
Depreciation, depletion and amortization	220.2	136.9
Total cost of sales	600.3	260.5
Gross profit	334.7	54.2
Other operating expense (income)	30.3	116.9
Exploration and business development	4.9	4.3
Operating earnings	299.5	(67.0)
Property, plant and equipment	2,269.2	2,406.4
Total assets	2,972.7	2,911.5
Capital expenditures	161.9	320.6
Operating segments | La Coipa
Revenue
Metal sales	177.9
Cost of sales
Production cost of sales	57.2
Depreciation, depletion and amortization	25.6	0.1
Total cost of sales	82.8	0.1
Gross profit	95.1	(0.1)
Other operating expense (income)	7.7	6.9
Exploration and business development	5.6	1.4
Operating earnings	81.8	(8.4)
Property, plant and equipment	487.5	364.7
Total assets	636.7	444.2
Capital expenditures	162.0	$ 123.4
Operating segments | Great Bear
Cost of sales
Depreciation, depletion and amortization	0.1
Total cost of sales	0.1
Gross profit	(0.1)
Other operating expense (income)	1.5
Exploration and business development	60.1
Operating earnings	(61.7)
Property, plant and equipment	1,397.1
Total assets	1,401.4
Capital expenditures	$ 29.2